Intangible Assets - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Software [Member]
Amortizing:
Balance as beginning	$ 24,941
Balance at ending	30,611		$ 24,941
Customer Relationship [Member]
Amortizing:
Balance as beginning	486,166
Balance at ending	408,149		486,166
Supplier contracts [Member]
Amortizing:
Balance as beginning	28,077
Balance at ending	20,548		28,077
Intangible assets [Member]
Amortizing:
Balance as beginning	1,985,595		1,979,491	$ 2,151,126
Additions	35,077	[1]	46,261	8,456
Disposals	(534)		(2,474)	1,933
Amortization	(111,298)		(107,597)	(107,781)
Exchange rate variation	(105,641)		69,914	(102,591)
Balance at ending	1,803,199		1,985,595	1,979,491
Acquired in business combination				28,348
Amortizing [Member] | Trademarks [Member]
Amortizing:
Balance as beginning	341,183		315,912	335,452
Additions	689	[1]	35,496	6
Disposals
Amortization	(28,920)		(24,166)	(22,230)
Exchange rate variation	(19,433)		13,941	(18,454)
Balance at ending	293,519		341,183	315,912
Acquired in business combination				21,138
Amortizing [Member] | Software [Member]
Amortizing:
Balance as beginning	24,941		21,079	16,609
Additions	19,045	[1]	7,527	8,081
Disposals	(28)		(12)
Amortization	(6,294)		(5,121)	(4,503)
Exchange rate variation	(7,053)		1,468	835
Balance at ending	30,611		24,941	21,079
Acquired in business combination				57
Amortizing [Member] | Customer Relationship [Member]
Amortizing:
Balance as beginning	486,166		549,705	645,509
Additions		[1]	2,370
Disposals			(2,434)	1,099
Amortization	(72,137)		(74,213)	(76,529)
Exchange rate variation	(5,880)		10,738	(23,178)
Balance at ending	408,149		486,166	549,705
Acquired in business combination				2,804
Amortizing [Member] | Supplier contracts [Member]
Amortizing:
Balance as beginning	28,077		30,509	32,967
Additions		[1]
Disposals
Amortization	(3,715)		(3,822)	(3,773)
Exchange rate variation	(3,814)		1,390	1,315
Balance at ending	20,548		28,077	30,509
Acquired in business combination
Amortizing [Member] | Others [Member]
Amortizing:
Balance as beginning	1,044		833	1,001
Additions	14,566	[1]	501	38
Disposals	(506)		(28)
Amortization	(232)		(275)	(746)
Exchange rate variation	(897)		13	(16)
Balance at ending	13,975		1,044	833
Acquired in business combination				556
Non-amortizing [Member] | Trademarks [Member]
Amortizing:
Balance as beginning	1,092,793		1,050,106	1,107,993
Additions	563	[1]	367	331
Disposals				834
Amortization
Exchange rate variation	(68,261)		42,320	(62,845)
Balance at ending	1,025,095		1,092,793	1,050,106
Acquired in business combination				3,793
Non-amortizing [Member] | Water rights [Member]
Amortizing:
Balance as beginning	11,391		11,347	11,595
Additions	214	[1]
Disposals
Amortization
Exchange rate variation	(303)		44	(248)
Balance at ending	$ 11,302		$ 11,391	11,347
Acquired in business combination

[1]	The amount of US$10,782 in additions refers to the acquisition of immaterial business combinations during the year by the indirect subsidiary, Seara Alimentos Ltda.